Stockholders' Equity (Details) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Sep. 23, 2019	Sep. 05, 2019	Sep. 04, 2019	Dec. 31, 2018	Jun. 30, 2016
Stockholders' Equity
Number of common stock authorized	500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Number of preferred stock authorized	50,000,000	50,000,000		50,000,000	34,000,000	34,000,000	34,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001